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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:          October 31

Date of reporting period:        July 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.2%
62,000	iShares iBoxx High Yield Corporate Bond Fund	$5,731,280	2.0
137,200	iShares MSCI EAFE Index Fund	9,136,148	3.2
43,300	iShares S&P 500 Index Fund	8,411,025	3.0

	Total Exchange-Traded Funds
	(Cost $23,347,429)	23,278,453	8.2

MUTUAL FUNDS: 90.9%
	Affiliated Investment Companies: 90.9%
1,418,220	Voya Floating Rate Fund - Class I	14,423,302	5.1
1,732,319	Voya Global Bond Fund - Class R6	19,159,448	6.8
558,179	@ Voya Global Real Estate Fund - Class R6	11,269,637	4.0
3,749,989	Voya High Yield Bond Fund - Class I	31,387,408	11.1
4,177,157	Voya Intermediate Bond Fund - Class R6	41,813,338	14.7
1,064,286	Voya International Core Fund - Class I	11,941,292	4.2
2,022,987	Voya Large Cap Growth Fund - Class R6	28,038,601	9.9
2,259,684	Voya Large Cap Value Fund - Class R6	30,822,091	10.9
380,209	@ Voya MidCap Opportunities Fund - Class R6	9,794,182	3.4
686,503	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,272,363	2.9
1,741,104	Voya Multi-Manager International Equity Fund - Class I	21,067,360	7.4
281,064	Voya Multi-Manager International Small Cap Fund - Class I	14,075,682	5.0
678,050	Voya Multi-Manager Mid Cap Value Fund - Class I	9,824,944	3.5
316,236	@ Voya Small Company Fund - Class R6	5,597,383	2.0

	Total Mutual Funds
	(Cost $245,484,993)	257,487,031	90.9

	Total Long-Term Investments
	(Cost $268,832,422)	280,765,484	99.1

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
4,371,117	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,371,117)	$4,371,117	1.5

	Total Short-Term Investments
	(Cost $4,371,117)	4,371,117	1.5

	Total Investments in Securities (Cost $273,203,539)	$285,136,601	100.6
	Liabilities in Excess of Other Assets	(1,798,958)	(0.6)
	Net Assets	$283,337,643	100.0

††	Rate shown is the 7-day yield as of July 31, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $272,941,554.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,886,594
Gross Unrealized Depreciation	(691,547)

Net Unrealized Appreciation	$12,195,047

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,278,453	$–	$–	$23,278,453
Mutual Funds	257,487,031	–	–	257,487,031
Short-Term Investments	4,371,117	–	–	4,371,117
Total Investments, at fair value	$285,136,601	$–	$–	$285,136,601
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(278,037)	$–	$(278,037)
Total Liabilities	$–	$(278,037)	$–	$(278,037)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 7/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Core Equity Research Fund - Class R6	$6,535,570	$-	$(6,228,230)	$(307,340)	$-	$-	$323,166	$-
Voya Floating Rate Fund - Class I	3,947,946	10,515,974	-	(40,618)	14,423,302	174,800	-	-
Voya Global Bond Fund - Class R6	9,157,757	9,798,041	-	203,650	19,159,448	307,763	-	-
Voya Global Real Estate Fund - Class I	5,219,922	4,913,917	(10,017,489)	(116,350)	-	160,939	1,885	-
Voya Global Real Estate Fund - Class R6	-	10,459,554	-	810,083	11,269,637	-	-	-
Voya High Yield Bond Fund - Class I	14,498,021	16,959,268	-	(69,881)	31,387,408	934,067	-	-
Voya Intermediate Bond Fund - Class R6	19,214,252	22,138,016	-	461,070	41,813,338	725,984	-	-
Voya International Core Fund - Class I	8,496,275	6,445,814	(2,774,509)	(226,288)	11,941,292	141,871	261,750	15,432
Voya Large Cap Growth Fund - Class R6	9,808,019	16,786,162	(107,885)	1,552,305	28,038,601	44,981	36,573	230,093
Voya Large Cap Value Fund - Class R6	11,098,815	18,490,930	(35,422)	1,267,768	30,822,091	311,824	9,262	359,658
Voya MidCap Opportunities Fund - Class R6	4,586,282	5,550,623	(45,996)	(296,727)	9,794,182	-	8,792	420,760
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,894,042	4,103,748	(84,614)	359,187	8,272,363	49,774	6,789	-
Voya Multi-Manager International Equity Fund - Class I	9,781,341	11,033,463	(28,475)	281,031	21,067,360	116,918	4,732	10,820
Voya Multi-Manager International Small Cap Fund - Class I	6,531,718	7,146,380	(31,777)	429,361	14,075,682	139,513	15,002	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,600,129	5,446,861	(47,920)	(174,126)	9,824,944	26,799	8,795	828,104
Voya Small Company Fund - Class R6	2,607,070	3,213,999	(20,246)	(203,440)	5,597,383	-	8,377	247,776
	$119,977,159	$153,002,750	$(19,422,563)	$3,929,685	$257,487,031	$3,135,233	$685,123	$2,112,643

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Target Payment Fund Written OTC Options on July 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
334,167	UBS AG	Call on iShares® MSCI EAFE Index Fund	67.960 USD	08/26/14	$252,096	$(122,927)
12,047	Goldman Sachs & Co.	Call on S&P 500® Index	1,978.910 USD	08/26/14	238,399	(93,351)
40,025	Citigroup, Inc.	Call on SPDR S&P MidCap 400® ETF	255.090 USD	08/26/14	132,731	(61,759)
		Total Written OTC Options			$623,226	$(278,037)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Equity contracts	Written options	$278,037
Total Liability Derivatives		$278,037

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2014:

	Citigroup, Inc.	Goldman Sachs & Co.	UBS AG	Totals
Liabilities:
Written options	$61,759	$93,351	$122,927	$278,037
Total Liabilities	$61,759	$93,351	$122,927	$278,037

Net OTC derivative instruments by counterparty, at fair value	$(61,759)	$(93,351)	$(122,927)	(278,037)

Total collateral pledged by Fund/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$(61,759)	$(93,351)	$(122,927)	$(278,037)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	BNP Paribas Bank	Barclays Bank PLC	Citigroup, Inc.	Goldman Sachs & Co.	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—
Total Assets	$—	$—	$—	$—	$—	$—	$—

Liabilities:
Written options	$—	$—	$—	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—	$—	$—	$—

Net OTC derivative instruments by counterparty, at fair value	$—	$—	$—	$—	$—	$—	—

Total collateral pledged by Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$—	$—	$—	$—	$—	$—	$—

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 26, 2014